Litigation, regulatory and similar matters	12 Months Ended
Dec. 31, 2022
Entity [Table]
Disclosure Of Contingent Liabilities Explanatory
Note 17

Provisions and contingent liabilities
a) Provisions
The table below presents

an overview of total provisions.
USD m 31.12.22 31.12.21
Provisions other than provisions for expected credit

losses
3,042 3,322
Provisions for expected credit losses
1
201 196
Total provisions 3,243 3,518
1 Refer to Note 9 for more information

about ECL provisions recognized

for off-balance sheet financial

instruments and credit lines.
The following table presents

additional information for provisions

other than provisions for expected credit

losses.
USD m
Litigation,
regulatory and
similar matters
1
Restructuring Other
3
Total 2022
Balance at the beginning of the

year
2,798 172 352 3,322
Increase in provisions recognized in the income statement 406 231 53 690
Release of provisions recognized in the income statement (58) (25) (36) (118)
Provisions used in conformity with designated purpose (470) (243) (32) (745)
Capitalized reinstatement costs 0 0 1 1
Foreign currency translation / unwind

of discount
(91) (5) (12) (108)
Balance at the end of the year

2,586 130
2
326 3,042
1 Consists of provisions for losses resulting

from legal, liability

and compliance risks.

2 Consists of personnel-related

restructuring provisions

of USD
102
m as of 31 December 2022 (31

December 2021: USD
125 m)
and provisions for onerous contracts

of USD
28
m as of 31 December 2022

(31 December 2021: USD
47
m).

3 Mainly includes provisions

related to real

estate, employee benefits and

operational risks.
Restructuring

provisions

relate

to

personnel-related

provisions

and

onerous

contracts.

Personnel-related

restructuring
provisions are

generally used

within a short

period of

time. The

level of

personnel-related

provisions

can change

when
natural

staff

attrition

reduces

the

number

of

people

affected by

a

restructuring

event,

and

therefore

results

in

lower
estimated costs. Onerous contracts

for property are

recognized when UBS is

committed to pay

for non-lease components,
such as

utilities, service

charges, taxes

and

maintenance,

when

a property

is

vacated

or not

fully recovered

from sub-
tenants.

Information about

provisions and

contingent liabilities in

respect of litigation,

regulatory and

similar matters,

as a class,
is included in Note 17b.

There are no material contingent liabilities associated

with the other classes of provisions.
b) Litigation, regulatory and

similar matters
The Group operates in a legal and

regulatory environment that exposes it

to significant litigation and

similar risks arising
from disputes and regulatory proceedings.

As a result, UBS (which for purposes of this Note may refer to UBS Group

AG
and/or

one

or

more

of

its

subsidiaries,

as

applicable)

is

involved

in

various

disputes

and

legal

proceedings,

including
litigation, arbitration, and

regulatory and criminal investigations.
Such

matters

are

subject

to

many

uncertainties,

and

the

outcome

and

the

timing

of

resolution

are

often

difficult

to
predict, particularly in the earlier stages of a case. There are also situations where the Group may enter into a settlement agreement.

This

may

occur

in

order

to

avoid

the

expense,

management

distraction

or

reputational

implications

of
continuing

to

contest

liability,

even

for

those

matters

for

which

the

Group

believes

it

should

be

exonerated.

The
uncertainties inherent

in all such

matters affect the amount

and timing

of any potential outflows

for both

matters with
respect to which

provisions have been

established and other

contingent liabilities. The

Group makes provisions

for such
matters brought against

it when, in the opinion of management after seeking legal advice, it is more likely than not that
the

Group

has

a

present

legal

or

constructive

obligation

as

a

result

of

past

events,

it is

probable

that

an

outflow

of
resources

will be

required,

and

the

amount

can

be

reliably

estimated.

Where

these

factors

are

otherwise

satisfied,

a
provision may be established for claims that have

not yet been asserted against the Group, but are nevertheless expected to be, based

on the Group’s

experience with similar asserted

claims. If any

of those conditions

is not met, such

matters
result

in

contingent

liabilities. If

the

amount

of

an obligation

cannot be

reliably estimated,

a

liability exists

that

is

not
recognized

even

if

an

outflow

of

resources

is

probable.

Accordingly,

no

provision

is

established

even

if

the

potential
outflow of resources with respect to such

matters could be significant.

Developments relating to a matter that

occur after
the relevant reporting

period, but

prior to the

issuance of financial statements,

which affect

management’s assessment
of the provision for such matter

(because, for example,

the developments provide

evidence of conditions that existed

at
the end of the reporting period), are adjusting events after the reporting period under IAS 10 and must be recognized in
the financial statements for the reporting

period.
Specific

litigation,

regulatory

and

other

matters

are

described

below,

including

all

such

matters

that

management
considers to

be material and

others that

management believes to

be of

significance due to

potential financial, reputational
and

other

effects. The

amount

of damages

claimed, the

size of

a

transaction

or

other information

is

provided

where
available and appropriate in order

to assist users in considering the

magnitude of potential exposures.
In the case of certain matters below,

we state that we have established

a provision, and

for the other matters, we make
no such

statement. When we

make this

statement and

we expect disclosure

of the

amount of

a provision

to prejudice
seriously our position with other

parties in the matter because it would reveal what UBS

believes to be the probable and
reliably estimable

outflow, we

do not

disclose that

amount. In

some cases

we are

subject to

confidentiality obligations
that preclude

such disclosure.

With respect

to the

matters

for which

we

do

not state

whether we

have

established

a
provision, either: (a) we have

not established a

provision, in which case the

matter is treated

as a contingent liability

under
the applicable accounting standard;

or (b) we have established a provision

but expect disclosure of that fact to prejudice
seriously our

position with

other parties

in the matter

because it would

reveal the

fact that UBS

believes an

outflow of
resources to be probable

and reliably estimable.
With respect to certain litigation, regulatory and similar matters for which we have established provisions, we are able to
estimate the expected

timing of

outflows. However,

the aggregate amount

of the expected outflows

for those

matters
for which

we are

able to

estimate expected

timing

is immaterial

relative to

our current

and

expected levels

of liquidity
over the relevant time periods.
The aggregate amount provisioned

for litigation, regulatory and similar matters as a class is disclosed in the “Provisions”
table in Note 17a above. It

is not practicable to provide an aggregate estimate of

liability for our litigation, regulatory and
similar matters as a class of contingent liabilities. Doing so would require UBS to provide speculative legal assessments as
to claims

and

proceedings

that involve

unique fact

patterns or

novel legal

theories, that have

not yet

been initiated

or
are at early stages of adjudication, or as to which

alleged damages have not been quantified by the claimants. Although
UBS

therefore cannot

provide

a numerical estimate

of the

future losses

that could

arise from

litigation,

regulatory and
similar

matters,

UBS

believes

that

the

aggregate

amount

of

possible

future

losses

from

this

class

that

are

more

than
remote substantially exceeds the level of

current provisions.

Litigation, regulatory

and similar matters

may also result

in non-monetary penalties

and consequences.

A guilty plea to,
or conviction

of, a

crime could

have material

consequences

for UBS.

Resolution of

regulatory proceedings

may require
UBS to obtain waivers of regulatory disqualifications

to maintain certain operations, may entitle regulatory authorities to
limit,

suspend

or

terminate

licenses

and

regulatory

authorizations,

and

may

permit

financial

market

utilities

to

limit,
suspend or terminate UBS’s

participation in such utilities. Failure

to obtain such waivers,

or any limitation, suspension

or
termination of licenses, authorizations

or participations, could have material

consequences for UBS.
The risk of loss associated with

litigation, regulatory and similar

matters is a component

of operational risk for

purposes
of determining capital requirements. Information

concerning our capital requirements and

the calculation of operational
risk for this purpose is included

in the “Capital, liquidity and

funding, and balance sheet” section

of this report.
Provisions for litigation, regulatory

and similar matters by business division

and in Group Functions
1
USD m
Global Wealth

Manage-
ment
Personal &
Corporate
Banking

Asset

Manage-
ment
Investment

Bank
Group
Functions Total 2022
Balance at the beginning of the

year
1,338 181 8 310 962 2,798
Increase in provisions recognized in the income statement 268 2 1 129 6 406
Release of provisions recognized in the income statement (23) (15) 0 (8) (12) (58)
Provisions used in conformity with designated purpose (331) 0 0 (115) (23) (470)
Reclassifications 0 0 0 4 (4) 0
Foreign currency translation / unwind

of discount
(70) (9) 0 (11) 0 (91)
Balance at the end of the year 1,182 159 8 308 928 2,586
1 Provisions, if

any, for

the matters

described in items

3 and 4

of this Note

are recorded in

Global Wealth

Management, and

provisions,

if any, for

the matters

described in item 2

are recorded in

Group Functions.
Provisions, if any,

for the matters described

in items 1 and 6

of this Note are allocated

between Global Wealth

Management and Personal

& Corporate Banking,

provisions, if any,

for the matters described

in item 5
are allocated between the Investment

Bank and Group Functions,

and provisions, if

any, for the

matters described in item 7 are

allocated between Global

Wealth Management and

the Investment Bank.
1. Inquiries regarding cross

-border wealth management businesses

Tax and regulatory authorities in a number of countries have made inquiries, served requests for information or examined
employees located in

their respective jurisdictions

relating to

the cross-border

wealth management services

provided by
UBS and other financial institutions.

Since 2013, UBS (France) S.A., UBS AG and certain former employees have been under investigation in France in relation to UBS’s cross-border business with French clients. In connection with this investigation, the investigating judges ordered
UBS AG to provide bail

(“caution”) of EUR
1.1
bn.

On 20 February 2019, the court of

first instance returned a

verdict finding UBS AG

guilty of unlawful

solicitation of clients
on French

territory and

aggravated laundering

of the proceeds

of tax fraud,

and UBS

(France) S.A.

guilty of

aiding and
abetting

unlawful

solicitation

and

of

laundering

the

proceeds

of

tax

fraud.

The

court

imposed

fines

aggregating
EUR 3.7
bn on UBS AG and UBS

(France) S.A. and awarded EUR
800
m of civil damages to the French state. A

trial in the
French Court of Appeal took

place in March 2021. On 13

December 2021, the Court of Appeal

found UBS AG guilty of
unlawful solicitation and aggravated laundering of the proceeds of tax fraud. The court ordered a fine of EUR
3.75 m, the
confiscation of EUR 1
bn, and awarded civil damages to the

French state of EUR
800
m. UBS AG has filed an appeal

with
the French Supreme Court to preserve its rights. The notice of appeal enables UBS AG to thoroughly assess the verdict of the Court

of Appeal and

to determine next

steps in the

best interest of

its stakeholders. The fine

and confiscation imposed
by the

Court of

Appeal

are suspended

during the

appeal.

The civil

damages

award

has been

paid

to the

French state
(EUR 99
m of which was deducted from the bail), subject

to the result of UBS’s appeal.
Our

balance

sheet

at

31 December

2022

reflected provisions

with

respect

to

this

matter

in

an

amount

of

EUR
1.1 bn
(USD 1.2
bn). The

wide range

of possible

outcomes in

this case

contributes to

a high

degree of

estimation uncertainty
and the provision reflects our best

estimate of possible financial implications, although actual penalties and civil damages could exceed (or may be less than) the provision

amount.
Our balance

sheet at 31 December 2022 reflected

provisions with respect

to matters described

in this item

1 in

an amount
that UBS believes to be appropriate

under the applicable accounting

standard. As in the case of other matters for which
we have

established

provisions, the

future outflow

of resources

in respect

of such

matters cannot

be determined

with
certainty based

on

currently available

information

and

accordingly may

ultimately prove

to be

substantially greater

(or
may be less) than the provision

that we have recognized.
2. Claims related to sales of residential

mortgage-backed securities and

mortgages
From 2002 through 2007,

prior to

the crisis

in the

US residential loan

market, UBS was

a substantial

issuer and underwriter
of US residential mortgage-backed

securities (RMBS) and

was a purchaser and

seller of US residential mortgages.

In November 2018, the DOJ filed

a civil complaint in the

District Court for the Eastern District

of New York. The complaint
seeks unspecified civil monetary penalties

under the Financial Institutions Reform, Recovery

and Enforcement Act of 1989
related to UBS’s

issuance, underwriting

and sale of 40

RMBS transactions in

2006 and 2007.

UBS moved to

dismiss the
civil complaint in February 2019.

In December 2019, the district court denied

UBS’s motion to dismiss.

Our

balance

sheet

at

31 December

2022

reflected a

provision

with

respect

to

matters

described

in

this

item

2

in

an
amount that

UBS believes

to be

appropriate under

the applicable accounting

standard. As

in the case

of other matters
for which we have established provisions, the future outflow of resources in respect of this matter cannot be determined with certainty based

on currently available

information and

accordingly may ultimately

prove to

be substantially greater
(or may be less) than the provision

that we have recognized.
3. Madoff
In relation to the Bernard L. Madoff

Investment Securities LLC (BMIS) investment fraud,

UBS AG, UBS (Luxembourg) S.A.
(now UBS Europe SE, Luxembourg branch) and certain other UBS subsidiaries have been subject to inquiries by a number
of regulators,

including the

Swiss Financial Market

Supervisory Authority

(FINMA) and

the Luxembourg

Commission de
Surveillance du

Secteur Financier.

Those

inquiries concerned

two third

-party funds

established under

Luxembourg law,
substantially all assets of

which were with BMIS,

as well as certain

funds established

in offshore jurisdictions

with either
direct or indirect

exposure to

BMIS. These

funds faced

severe losses,

and the

Luxembourg

funds are in

liquidation. The
documentation

establishing

both

funds

identifies

UBS

entities

in

various

roles,

including

custodian,

administrator,
manager,

distributor and promoter,

and indicates that UBS employees

serve as board members.
In 2009

and 2010, the

liquidators of the

two Luxembourg funds

filed claims against

UBS entities, non

-UBS entities and
certain

individuals,

including

current

and

former UBS

employees,

seeking

amounts

totaling

approximately

EUR
2.1 bn,
which includes amounts that the funds

may be held liable to pay the trustee for the

liquidation of BMIS

(BMIS Trustee).
A large number of alleged beneficiaries have filed claims against UBS entities (and non

-UBS entities) for purported losses
relating to the Madoff fraud. The majority of these cases have been filed in Luxembourg, where decisions that the claims in

eight

test

cases

were

inadmissible

have

been

affirmed

by

the

Luxembourg

Court

of

Appeal,

and

the

Luxembourg
Supreme Court has dismissed

a further appeal in one of the

test cases.
In the US, the BMIS Trustee filed claims

against UBS entities, among others, in relation to the two Luxembourg funds and one of the offshore

funds. The total amount claimed against

all defendants in these

actions was not less than USD
2 bn.
In 2014,

the US

Supreme

Court rejected

the BMIS

Trustee’s

motion for

leave to

appeal

decisions

dismissing

all claims
except

those

for

the

recovery

of

approximately

USD
125
m

of

payments

alleged

to

be

fraudulent

conveyances

and
preference payments.

In 2016,

the bankruptcy court

dismissed these

claims against

the UBS

entities. In February

2019,
the

Court

of

Appeals

reversed

the

dismissal

of

the

BMIS

Trustee’s

remaining

claims,

and

the

US

Supreme

Court
subsequently

denied

a petition

seeking

review of

the Court

of Appeals’

decision.

The case

has been

remanded

to the
Bankruptcy Court for further proceedings.
4. Puerto Rico
Declines since 2013

in the market

prices of Puerto

Rico municipal

bonds

and of closed-end

funds (funds)

that are sole-
managed and co-managed by UBS

Trust Company of

Puerto Rico and distributed by UBS Financial Services Incorporated of Puerto Rico (UBS

PR) led to multiple

regulatory inquiries, which

in 2014 and

2015, led to settlements

with the Office
of

the

Commissioner

of

Financial Institutions

for

the

Commonwealth

of

Puerto

Rico,

the

US Securities

and

Exchange
Commission (SEC) and

the Financial Industry Regulatory Authority.
Since then,

UBS

clients in

Puerto Rico

who own

the funds

or Puerto

Rico municipal

bonds

and/or who

used

their UBS
account

assets

as

collateral

for

UBS

non-purpose

loans

filed

customer

complaints

and

arbitration

demands

seeking
aggregate

damages

of

USD
3.42
bn,

of

which

USD
3.37
bn

have

been

resolved

through

settlements,

arbitration

or
withdrawal of claims. Allegations

include fraud, misrepresentation and

unsuitability of the funds and of the loans.
A shareholder derivative action was filed in 2014

against various UBS entities and current and certain former directors of the funds,

alleging hundreds of

millions of US

dollars in

losses in

the funds. In 2021,

the parties reached

an agreement
to settle this matter for USD 15
m, subject to court approval.

In 2011, a purported derivative action was filed on

behalf of the Employee Retirement System of

the Commonwealth of
Puerto Rico (System) against over

40 defendants, including UBS PR,

which was named

in connection with its underwriting
and

consulting

services.

Plaintiffs

alleged

that

defendants

violated

their

purported

fiduciary

duties

and

contractual
obligations in

connection with

the issuance

and underwriting

of USD
3
bn of

bonds by the

System in 2008

and sought
damages of over USD 800
m. In 2016, the

court granted the System’s request to

join the action as a plaintiff. In

2022, a
federal district

court enjoined

the plaintiffs

from proceeding

with the action

on the

grounds it

impermissibly conflicted
with Puerto Rico’s approved

Plan of Adjustment.
Beginning

in

2015,

certain agencies

and

public corporations

of

the

Commonwealth

of

Puerto

Rico

(Commonwealth)
defaulted on certain interest

payments on Puerto Rico

bonds. In 2016,

US federal legislation created an

oversight board
with power to oversee Puerto

Rico’s finances and to restructure

its debt. The oversight

board has imposed

a stay on the
exercise

of

certain

creditors’

rights.

In

2017,

the

oversight

board

placed

certain

of

the

bonds

into

a

bankruptcy-like
proceeding under the supervision

of a Federal District Judge.

In May 2019,

the oversight board

filed complaints in

Puerto Rico

federal district court

bringing claims against

financial,
legal and accounting firms that had participated in Puerto

Rico municipal bond offerings, including UBS, seeking a return of

underwriting

and

swap

fees

paid

in

connection

with

those

offerings.

UBS

estimates that

it received

approximately
USD 125 m in fees in the relevant offerings.
In

August

2019,

and

February and

November

2020,

four

US

insurance

companies

that

insured

issues

of

Puerto

Rico
municipal bonds

sued UBS

and several other

underwriters of

Puerto Rico

municipal

bonds

in three

separate cases.

The
actions collectively seek recovery

of an aggregate of USD
955
m in damages from the defendants.

The plaintiffs in these
cases claim that defendants failed to reasonably

investigate financial statements

in the offering materials for the insured
Puerto

Rico

bonds

issued

between

2002

and

2007,

which plaintiffs

argue

they

relied

upon

in

agreeing

to

insure

the
bonds notwithstanding

that they had no contractual relationship

with the underwriters. Defendants’

motions to dismiss
have been granted in all three

cases; those decisions are being

appealed by the plaintiffs.
Our balance sheet at 31 December 2022

reflected provisions with respect to matters described in

this item 4 in amounts
that UBS believes to be appropriate

under the applicable accounting

standard. As in the case of other matters

for which
we have

established

provisions, the

future outflow

of resources

in respect

of such

matters cannot

be determined

with
certainty based

on

currently available

information

and

accordingly may

ultimately prove

to be

substantially greater

(or
may be less) than the provisions

that we have recognized.
5. Foreign exchange, LIBOR

and benchmark rates, and other trading practices
Foreign

exchange-related

regulatory

matters:

Beginning

in

2013,

numerous

authorities

commenced

investigations
concerning

possible

manipulation

of

foreign

exchange

markets

and

precious

metals

prices.

As

a

result

of

these
investigations,

UBS

entered

into

resolutions

with

Swiss,

US

and

United

Kingdom

regulators

and

the

European
Commission.

UBS

was

granted

conditional

immunity by

the

Antitrust

Division

of

the

DOJ

and

by

authorities

in

other
jurisdictions

in connection

with potential

competition

law violations

relating

to foreign

exchange and

precious

metals
businesses.
Foreign exchange-related civil litigation:

Putative class actions have been filed

since 2013 in

US federal courts and in

other
jurisdictions

against

UBS

and

other

banks

on

behalf

of

putative

classes

of

persons

who

engaged

in

foreign

currency
transactions with any of the defendant banks. UBS has resolved US federal court class actions

relating to foreign currency
transactions

with the

defendant

banks and

persons

who transacted

in foreign

exchange futures

contracts and

options
on

such futures

under

a settlement

agreement

that

provides

for

UBS

to pay

an aggregate

of

USD
141
m

and

provide
cooperation to

the settlement classes.

Certain class

members have

excluded themselves

from that settlement

and have
filed individual

actions

in US

and

English

courts against

UBS

and

other banks,

alleging

violations of

US and

European
competition

laws and

unjust

enrichment. UBS

and

the other

banks have

reached

an agreement

in principle

to resolve
those individual matters.
In 2015,

a putative class action

was filed

in federal

court against UBS

and numerous

other banks

on behalf

of persons
and businesses

in the US

who directly purchased

foreign currency from

the defendants

and alleged

co-conspirators for
their own end use. In March 2017, the court granted UBS’s (and the other banks’) motions to dismiss the complaint. The plaintiffs

filed

an

amended

complaint

in

August

2017.

In

March

2018,

the

court

denied

the

defendants’

motions

to
dismiss the amended complaint. In March

2022, the court denied

plaintiffs’ motion for class certification.
LIBOR

and

other

benchmark-related

regulatory

matters:

Numerous

government

agencies

conducted

investigations
regarding potential improper attempts by UBS, among others, to manipulate LIBOR and other benchmark rates at certain
times.

UBS

reached

settlements

or

otherwise

concluded

investigations

relating

to

benchmark

interest

rates

with

the
investigating

authorities.

UBS

was

granted

conditional

leniency

or

conditional

immunity

from

authorities

in

certain
jurisdictions, including

the Antitrust Division of

the DOJ and

the Swiss Competition Commission

(WEKO), in connection
with

potential

antitrust

or

competition

law

violations

related

to

certain

rates.

However,

UBS

has

not

reached

a

final
settlement with WEKO, as the Secretariat of

WEKO has asserted that UBS

does not qualify for full immunity.
LIBOR and

other benchmark-related

civil litigation:

A number

of putative class

actions and

other actions are

pending in
the federal

courts in

New York

against UBS

and numerous

other banks

on behalf

of parties

who

transacted in

certain
interest rate benchmark-based derivatives. Also pending in the

US and in

other jurisdictions are a number

of other actions
asserting losses

related to various

products whose

interest rates were

linked to

LIBOR and

other benchmarks, including
adjustable

rate

mortgages,

preferred

and

debt

securities,

bonds

pledged

as

collateral,

loans,

depository

accounts,
investments

and

other

interest-bearing

instruments.

The

complaints

allege

manipulation,

through

various

means,

of
certain benchmark interest

rates, including USD LIBOR, Euroyen TIBOR,

Yen LIBOR, EURIBOR, CHF LIBOR, GBP

LIBOR, SGD
SIBOR

and

SOR

and

Australian

BBSW,

and

seek

unspecified

compensatory

and

other

damages

under

varying

legal
theories.
USD LIBOR class and individual actions in the

US:
In 2013 and 2015,

the district court

in the USD LIBOR actions dismissed,
in whole

or in

part, certain

plaintiffs’ antitrust

claims, federal

racketeering

claims, CEA

claims, and

state common

law
claims,

and

again

dismissed

the

antitrust claims

in

2016

following

an

appeal.

In

December 2021,

the

Second

Circuit
affirmed

the

district

court’s

dismissal

in

part

and

reversed

in

part

and

remanded

to

the

district

court

for

further
proceedings. The Second

Circuit, among other

things, held that

there was

personal jurisdiction over

UBS and other

foreign
defendants

based

on

allegations that

at least

one

alleged co

-conspirator

undertook

an overt

act in

the United

States.
Separately,

in 2018,

the Second

Circuit reversed

in part

the district

court’s 2015

decision dismissing

certain individual
plaintiffs’ claims

and certain

of these

actions are

now proceeding.

In 2018,

the district

court denied

plaintiffs’

motions
for class certification in the USD

class actions for claims pending

against UBS, and plaintiffs sought permission

to appeal
that ruling to the

Second Circuit. In July

2018, the Second Circuit

denied the petition

to appeal of the

class of USD lenders
and in November 2018 denied

the petition of the USD exchange class. In January 2019,

a putative class action was filed
in

the

District

Court

for

the

Southern

District

of

New

York

against

UBS

and

numerous

other

banks

on

behalf

of

US
residents who, since

1 February 2014, directly

transacted with

a defendant bank

in USD LIBOR instruments.

The complaint
asserts antitrust claims.

The defendants moved to

dismiss the complaint in

August 2019. In March

2020 the court

granted
defendants’

motion to

dismiss the

complaint

in its

entirety. Plaintiffs

have appealed

the dismissal.

In March

2022,

the
Second

Circuit dismissed

the appeal

because appellants,

who

had been

substituted in

to replace

the original

plaintiffs
who had withdrawn, lacked standing

to pursue the appeal.

In August 2020, an

individual action was filed

in the Northern
District of

California against

UBS

and

numerous

other

banks

alleging that

the defendants

conspired

to fix the

interest
rate used

as

the

basis

for

loans

to

consumers by

jointly setting

the

USD LIBOR

rate

and

monopolized

the

market for
LIBOR-based

consumer

loans

and

credit

cards.

Defendants

moved

to

dismiss

the

complaint

in

September

2021.

In
September 2022, the court

granted defendants’ motion

to dismiss the complaint

in its entirety, while

allowing plaintiffs
the opportunity

to file an

amended

complaint. Plaintiffs

filed an

amended complaint

in October

2022,

and defendants
have moved to dismiss the amended

complaint in November 2022

.
Other benchmark class actions in the

US:

Yen

LIBOR

/

Euroyen

TIBOR

–
In 2014,

2015

and

2017,

the court

in

one

of

the

Yen

LIBOR

/

Euroyen

TIBOR

lawsuits
dismissed

certain

of

the

plaintiffs’

claims,

including

the

plaintiffs’

federal antitrust

and

racketeering

claims. In

August
2020,

the court granted

defendants’ motion

for judgment

on the pleadings

and dismissed the

lone remaining

claim in
the action as

impermissibly extraterritorial. In October

2022, the appeals court

affirmed the dismissal

on multiple grounds.
In 2017,

the court

dismissed the

other Yen

LIBOR

/ Euroyen

TIBOR action

in its

entirety

on

standing

grounds.

In April
2020, the

appeals court reversed

the dismissal and

in August

2020 plaintiffs in

that action filed

an amended

complaint
focused

on

Yen

LIBOR.

The

court

granted

in

part

and

denied

in

part

defendants’

motion

to

dismiss

the

amended
complaint in

September 2021.

In August

2022, the

court granted

UBS’s motion

for reconsideration

and dismissed

the
case against UBS.

CHF LIBOR

– In 2017, the court

dismissed the CHF LIBOR action on standing grounds

and failure to state

a claim. Plaintiffs
filed an amended complaint, and the court granted a

renewed motion to dismiss in September 2019. Plaintiffs appealed.
In September 2021, the Second Circuit granted

the parties’ joint motion to vacate the dismissal and remand the case for further proceedings. Plaintiffs filed a third amended complaint in

November 2022 and defendants have moved to dismiss
the amended complaint in January 2023

.
EURIBOR

– In 2017, the court in the EURIBOR

lawsuit dismissed the case as to UBS and certain other foreign defendants
for lack of personal jurisdiction. Plaintiffs

have appealed.

SIBOR / SOR

– In October 2018, the court

in the SIBOR / SOR action

dismissed all but one of plaintiffs’

claims against UBS.
Plaintiffs

filed

an

amended

complaint,

and

the

court

granted

a

renewed

motion

to

dismiss

in

July

2019.

Plaintiffs
appealed.

In March

2021,

the Second

Circuit reversed

the dismissal.

Plaintiffs

filed

an amended

complaint in

October
2021, which defendants moved to dismiss in November 2021. In March 2022, plaintiffs reached a settlement in principle with the remaining defendants,

including UBS. The court g

ranted final approval of the settlement in November

2022.

BBSW

– In

November 2018,

the court

dismissed the

BBSW lawsuit

as to

UBS

and certain other

foreign

defendants for
lack of personal jurisdiction. Plaintiffs filed an amended complaint in April 2019, which UBS and other defendants moved
to dismiss in

May 2019.

In February 2020,

the court granted

in part and

denied in part defendants’

motions to

dismiss
the

amended

complaint.

In

August

2020,

UBS

and

other

BBSW

defendants

joined

a

motion

for

judgment

on

the
pleadings, which

the court denied

in May

2021.

In February 2022,

plaintiffs reached

a settlement

in principle

with the
remaining defendants, including

UBS. The court granted final approval of

the settlement in November 2022.
GBP LIBOR

– The court dismissed the GBP LIBOR

action in August 2019.

Plaintiffs have appealed.
Government bonds
: Putative class actions

have been

filed since 2015

in US federal courts

against UBS

and other banks
on behalf

of persons

who participated

in markets

for US

Treasury securities

since 2007.

A consolidated

complaint was
filed in 2017 in the US District Court for the Southern

District of New York alleging that the banks

colluded with respect
to, and

manipulated

prices of,

US Treasury

securities sold

at auction

and in

the secondary

market and

asserting claims
under

the

antitrust laws

and

for unjust

enrichment. Defendants’

motions

to dismiss

the

consolidated

complaint

were
granted

in

March

2021.

Plaintiffs filed

an

amended

complaint,

which

defendants

moved

to

dismiss

in

June

2021.

In
March

2022,

the

court granted

defendants’

motion

to

dismiss

that

complaint.

Plaintiffs

have

appealed

the

dismissal.
Similar class actions have been

filed concerning European government

bonds and other government bonds.
In May 2021, the European Commission

issued a decision finding that UBS

and six other

banks breached European Union
antitrust rules in 2007–2011

relating to European government

bonds. The European

Commission fined UBS EUR
172 m.
UBS is appealing the

amount of the fine.
With respect

to additional

matters and

jurisdictions not

encompassed by

the settlements and

orders referred

to above,
our balance

sheet at

31 December

2022

reflected a provision

in an

amount that

UBS believes

to be

appropriate under
the applicable accounting standard.

As in the case of other matters for which we have

established provisions, the

future
outflow

of

resources

in

respect

of

such

matters

cannot

be

determined

with

certainty

based

on

currently

available
information and accordingly may

ultimately prove to be

substantially greater (or may

be less) than the provision

that we
have recognized.
6. Swiss retrocessions
The Federal Supreme Court

of Switzerland ruled

in 2012, in

a test case against UBS, that distribution

fees paid to a firm
for distributing third-party and intra-group investment funds and structured products must be disclosed and surrendered
to clients who have entered

into a discretionary

mandate agreement with

the firm, absent

a valid waiver.

FINMA issued
a supervisory note

to all Swiss

banks in response

to the Supreme

Court decision. UBS

has met the

FINMA requirements
and has notified all potentially affected

clients.
The Supreme Court decision

has resulted, and continues to result, in a number of

client requests for UBS to disclose and
potentially

surrender

retrocessions.

Client

requests

are

assessed

on

a

case-by-case

basis.

Considerations

taken

into
account when assessing

these cases include, among other things, the

existence of a discretionary mandate and whether
or not the client documentation

contained a valid waiver with respect

to distribution fees.
Our

balance

sheet

at

31 December

2022

reflected a

provision

with

respect

to

matters

described

in

this

item

6

in

an
amount that UBS believes

to be appropriate under the

applicable accounting standard. The

ultimate exposure will depend
on client requests and the resolution thereof, factors

that are difficult to predict

and assess. Hence, as in the case of other
matters for which

we have established

provisions, the

future outflow of

resources in respect

of such

matters cannot be
determined

with

certainty

based

on

currently

available

information

and

accordingly

may

ultimately

prove

to

be
substantially greater (or may be less) than

the provision that we have recognized.
7. Communications recordkeeping
The SEC

and CFTC

conducted investigations

of UBS

and other

financial institutions

regarding

compliance with

records
preservation

requirements

relating

to

business

communications

sent

over

unapproved

electronic

messaging

channels.
UBS

cooperated

with

the

investigations,

and,

in

September

2022,

UBS

agreed

to

pay

civil

monetary

penalties

of
USD 125 m to the SEC and USD 75 m to the CFTC to resolve these matters.

UBS AG
Entity [Table]
Disclosure Of Contingent Liabilities Explanatory
Note 17

Provisions and contingent liabilities
a) Provisions
The table below presents

an overview of total provisions.
USD m 31.12.22 31.12.21
Provisions other than provisions for expected credit

losses
2,982 3,256
Provisions for expected credit losses
1
201 196
Total provisions 3,183 3,452
1 Refer to Note 9 for more information

about ECL provisions recognized

for off-balance sheet financial

instruments and credit lines.
The following table presents

additional information for provisions

other than provisions for expected credit

losses.
USD m
Litigation,
regulatory and
similar matters
1
Restructuring Other
3
Total 2022
Balance at the beginning of the

year
2,798 137 321 3,256
Increase in provisions recognized in the income statement 406 174 49 629
Release of provisions recognized in the income statement (57) (19) (32) (109)
Provisions used in conformity with designated purpose (470) (189) (31) (689)
Capitalized reinstatement costs 0 0 1 1
Foreign currency translation / unwind

of discount
(90) (5) (11) (106)
Balance at the end of the year

2,586 98
2
297 2,982
1 Consists of provisions

for losses resulting

from legal, liability

and compliance risks.

2 Consists of personnel-related

restructuring

provisions of USD
70
m as of 31 December

2022 (31 December

2021: USD
90 m)
and provisions for onerous contracts

of USD
28
m as of 31 December 2022

(31 December 2021: USD
47
m).

3 Mainly includes

provisions related to real

estate, employee benefits and

operational risks.
Restructuring

provisions

relate

to

personnel-related

provisions

and

onerous

contracts.

Personnel-related

restructuring
provisions are

generally used

within a short

period of

time. The

level of

personnel-related

provisions

can change

when
natural

staff

attrition

reduces

the

number

of

people

affected by

a

restructuring

event,

and

therefore

results

in

lower
estimated costs. Onerous contracts

for property are

recognized when UBS is

committed to pay

for non-lease components,
such as

utilities, service

charges, taxes

and

maintenance,

when

a property

is

vacated

or not

fully recovered

from sub-
tenants.

Information about

provisions and

contingent liabilities in

respect of litigation,

regulatory and

similar matters,

as a class,
is included in Note 17b.

There are no material contingent liabilities associated

with the other classes of provisions.
b) Litigation, regulatory and

similar matters
UBS operates

in a legal

and regulatory environment

that exposes

it to significant

litigation

and similar risks

arising from
disputes and regulatory proceedings.

As a result, UBS (which

for purposes of this Note

may refer to UBS AG

and/or one
or

more

of

its

subsidiaries,

as

applicable)

is

involved

in

various

disputes

and

legal

proceedings,

including

litigation,
arbitration, and regulatory and

criminal investigations.
Such

matters

are

subject

to

many

uncertainties,

and

the

outcome

and

the

timing

of

resolution

are

often

difficult

to
predict,

particularly

in

the

earlier

stages

of

a

case.

There

are

also

situations

where

UBS

may

enter

into

a

settlement
agreement.

This

may

occur

in

order

to

avoid

the

expense,

management

distraction

or

reputational

implications

of
continuing to

contest liability, even

for those

matters for which

UBS

believes it should

be exonerated.

The uncertainties
inherent

in all

such

matters

affect

the amount

and

timing

of any

potential

outflows

for both

matters

with

respect

to
which provisions

have been established

and other contingent

liabilities. UBS

makes provisions

for such matters brought
against it when, in the

opinion of management after

seeking legal advice, it is

more likely than not that UBS has a

present
legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required, and
the amount

can be

reliably estimated.

Where

these factors

are otherwise

satisfied,

a provision

may be

established

for
claims that have not yet been asserted against UBS,

but are nevertheless expected to be, based on UBS’s experience with similar asserted claims. If any of those conditions

is not met, such matters result in contingent liabilities. If the amount of an

obligation

cannot

be

reliably

estimated,

a

liability

exists

that

is

not

recognized

even

if

an

outflow

of

resources

is
probable. Accordingly, no provision

is established even if the potential outflow of

resources with respect to such matters
could

be significant.

Developments relating

to a

matter that

occur after

the relevant

reporting

period, but

prior to

the
issuance of

financial statements,

which affect

management’s assessment

of the provision

for such matter

(because, for
example, the developments provide evidence of conditions

that existed at the end of the reporting period), are adjusting events

after

the

reporting

period

under

IAS

10

and

must

be

recognized

in

the

financial statements

for

the

reporting
period.
Specific

litigation,

regulatory

and

other

matters

are

described

below,

including

all

such

matters

that

management
considers to

be material and

others that

management believes to

be of

significance due to

potential financial, reputational
and

other

effects. The

amount

of damages

claimed, the

size of

a

transaction

or

other information

is

provided

where
available and appropriate in order

to assist users in considering

the magnitude of potential exposures.
In the case of certain matters below,

we state that we have established

a provision, and

for the other matters, we make
no such

statement. When we

make this

statement and

we expect disclosure

of the

amount of

a provision

to prejudice
seriously our position with other

parties in the matter because it would reveal what UBS

believes to be the probable and
reliably estimable

outflow, we

do not

disclose that

amount. In

some cases

we are

subject to

confidentiality obligations
that preclude

such disclosure.

With respect

to the

matters

for which

we

do

not state

whether we

have

established

a
provision, either: (a) we have

not established a

provision, in which case the

matter is

treated as a contingent liability

under
the applicable accounting standard;

or (b) we have established a provision

but expect disclosure of that fact to prejudice
seriously our

position with

other parties

in the matter

because it would

reveal the

fact that UBS

believes an

outflow of
resources to be probable and reliably estimable.
With respect to certain litigation, regulatory and similar matters for which we have established provisions, we are able to
estimate the expected

timing of

outflows. However,

the aggregate amount

of the expected outflows

for those

matters
for which

we are

able to

estimate expected

timing

is immaterial

relative to

our current

and

expected levels

of liquidity
over the relevant time periods.
The aggregate amount provisioned

for litigation, regulatory and similar matters as a class is disclosed in the “Provisions”
table in Note 17a above. It

is not practicable to provide an aggregate estimate of

liability for our litigation, regulatory and
similar matters as a class of contingent liabilities. Doing so would require UBS to provide speculative legal assessments as
to claims

and

proceedings

that involve

unique fact

patterns or

novel legal

theories, that have

not yet

been initiated

or
are at early stages of adjudication, or as to which

alleged damages have not been quantified by the claimants. Although
UBS

therefore cannot

provide

a numerical estimate

of the

future losses

that could

arise from

litigation,

regulatory and
similar

matters,

UBS

believes

that

the

aggregate

amount

of

possible

future

losses

from

this

class

that

are

more

than
remote substantially exceeds the level of

current provisions.

Litigation, regulatory

and similar matters

may also result

in non-monetary penalties

and consequences.

A guilty plea to,
or conviction

of, a

crime could

have material

consequences

for UBS.

Resolution of

regulatory proceedings

may require
UBS to obtain waivers of regulatory disqualifications

to maintain certain operations, may entitle regulatory authorities to
limit,

suspend

or

terminate

licenses

and

regulatory

authorizations,

and

may

permit

financial

market

utilities

to

limit,
suspend or terminate UBS’s

participation in such utilities. Failure

to obtain such waivers,

or any limitation, suspension

or
termination of licenses, authorizations

or participations, could have material

consequences for UBS.
The risk of loss associated with

litigation, regulatory and similar

matters is a component

of operational risk for

purposes
of determining capital requirements. Information

concerning our capital requirements and

the calculation of operational
risk for this purpose is included

in the “Capital, liquidity and

funding, and balance sheet” section

of this report.
Provisions for litigation, regulatory

and similar matters by business division

and in Group Functions
1
USD m
Global Wealth

Manage-
ment
Personal &
Corporate
Banking

Asset

Manage-
ment
Investment

Bank
Group
Functions Total 2022
Balance at the beginning of the

year
1,338 181 8 310 962 2,798
Increase in provisions recognized in the income statement 268 2 1 129 6 406
Release of provisions recognized in the income statement (23) (15) 0 (8) (12) (57)
Provisions used in conformity with designated purpose (331) 0 0 (115) (23) (470)
Reclassifications

0

0

0

4

(4)

0
Foreign currency translation / unwind

of discount
(70) (9) 0 (11) 0 (90)
Balance at the end of the year 1,182 159 8 308 928 2,586
1 Provisions, if

any, for

the matters

described in items

3 and 4

of this Note

are recorded in

Global Wealth

Management, and

provisions,

if any, for

the matters

described in item 2

are recorded in

Group Functions.
Provisions, if any,

for the matters described

in items 1 and 6

of this Note are allocated

between Global Wealth

Management and Personal

& Corporate Banking,

provisions, if any,

for the matters described

in item 5
are allocated between the Investment

Bank and Group Functions,

and provisions, if

any, for the

matters described in item 7 are

allocated between Global

Wealth Management and

the Investment Bank.
1. Inquiries regarding cross

-border wealth management businesses

Tax and regulatory authorities in a number of countries have made inquiries, served requests for information or examined
employees located in

their respective jurisdictions

relating to

the cross-border

wealth management services

provided by
UBS and other financial institutions.

Since 2013, UBS (France) S.A., UBS AG and certain former employees have been under investigation in France in relation to UBS’s cross-border business with French clients. In connection with this investigation, the investigating judges ordered
UBS AG to provide bail

(“caution”) of EUR
1.1
bn.

On 20 February 2019, the court of

first instance returned a

verdict finding UBS AG

guilty of unlawful

solicitation of clients
on French

territory and

aggravated laundering

of the proceeds

of tax fraud,

and UBS

(France) S.A.

guilty of

aiding and
abetting

unlawful

solicitation

and

of

laundering

the

proceeds

of

tax

fraud.

The

court

imposed

fines

aggregating
EUR 3.7
bn on UBS AG and UBS

(France) S.A. and awarded EUR
800
m of civil damages to the French state. A

trial in the
French Court of Appeal took

place in March 2021. On 13

December 2021, the Court of Appeal

found UBS AG guilty of
unlawful solicitation and aggravated laundering of the proceeds of tax fraud. The court ordered a fine of EUR
3.75 m, the
confiscation of EUR 1
bn, and awarded civil damages to the

French state of EUR
800
m. UBS AG has filed an appeal

with
the French Supreme Court to preserve its rights. The notice of appeal enables UBS AG to thoroughly assess the verdict of the Court

of Appeal and

to determine next

steps in the

best interest of

its stakeholders. The fine

and confiscation imposed
by the

Court of

Appeal

are suspended

during the

appeal.

The civil

damages

award

has been

paid

to the

French state
(EUR 99
m of which was deducted from the bail), subject

to the result of UBS’s appeal.
Our

balance

sheet

at

31 December

2022

reflected provisions

with

respect

to

this

matter

in

an

amount

of

EUR
1.1 bn
(USD 1.2
bn). The

wide range

of possible

outcomes in

this case

contributes to

a high

degree of

estimation uncertainty
and the provision reflects our best estimate of

possible financial implications, although actual penalties and civil damages could exceed (or may be less than) the provision

amount.
Our balance

sheet at 31 December 2022 reflected

provisions with respect

to matters described

in this item

1 in an

amount
that UBS believes to be appropriate

under the applicable accounting

standard. As in the case of other matters for which
we have

established

provisions, the

future outflow

of resources

in respect

of such

matters cannot

be determined

with
certainty based

on

currently available

information

and

accordingly may

ultimately prove

to be

substantially greater

(or
may be less) than the provision

that we have recognized.
2. Claims related to sales of residential

mortgage-backed securities and

mortgages
From 2002 through 2007,

prior to

the crisis

in the

US residential loan

market, UBS was

a substantial

issuer and underwriter
of US residential mortgage-backed

securities (RMBS) and

was a purchaser and

seller of US residential mortgages.

In November 2018, the DOJ filed a

civil complaint in the District Court

for the Eastern District

of New York. The complaint
seeks unspecified civil monetary penalties

under the Financial Institutions Reform, Recovery

and Enforcement Act of 1989
related to UBS’s

issuance, underwriting

and sale of 40

RMBS transactions in 2006

and 2007. UBS

moved to dismiss

the
civil complaint in February 2019.

In December 2019, the district court denied

UBS’s motion to dismiss.

Our

balance

sheet

at

31 December

2022

reflected a

provision

with

respect

to

matters

described

in

this

item

2

in

an
amount that

UBS believes

to be

appropriate under

the applicable accounting

standard. As

in the case

of other matters
for which we have established provisions, the future outflow of resources in respect of this matter cannot be determined with certainty based

on currently available

information and

accordingly may ultimately

prove to

be substantially greater
(or may be less) than the provision

that we have recognized.
3. Madoff
In relation to the Bernard L. Madoff

Investment Securities LLC (BMIS) investment fraud,

UBS AG, UBS (Luxembourg) S.A.
(now UBS Europe SE, Luxembourg branch) and certain other UBS subsidiaries have been subject to inquiries by a number of regulators,

including the

Swiss Financial Market

Supervisory Authority

(FINMA) and

the Luxembourg

Commission de
Surveillance du

Secteur Financier.

Those

inquiries concerned

two third

-party funds

established under

Luxembourg law,
substantially all assets of

which were with BMIS,

as well as certain

funds established

in offshore jurisdictions

with either
direct or indirect

exposure to

BMIS. These

funds faced

severe losses,

and the

Luxembourg

funds are in

liquidation. The
documentation

establishing

both

funds

identifies

UBS

entities

in

various

roles,

including

custodian,

administrator,
manager,

distributor and promoter,

and indicates that UBS employees

serve as board members.
In 2009

and 2010, the

liquidators of the

two Luxembourg fund

s

filed claims against

UBS entities, non

-UBS entities and
certain

individuals,

including

current

and

former UBS

employees,

seeking

amounts

totaling

approximately

EUR
2.1 bn,
which includes amounts that the funds

may be held liable to pay the trustee for the

liquidation of BMIS

(BMIS Trustee).
A large number of alleged beneficiaries have filed claims against UBS entities (and non

-UBS entities) for purported losses
relating to the Madoff fraud. The majority of these cases have been filed in Luxembourg, where decisions that the claims in

eight

test

cases

were

inadmissible

have

been

affirmed

by

the

Luxembourg

Court

of

Appeal,

and

the

Luxembourg
Supreme Court has dismissed

a further appeal in one of the

test cases.
In the US, the BMIS Trustee filed claims

against UBS entities, among others, in relation to the two Luxembourg funds and one of the offshore

funds. The total amount claimed against

all defendants in these

actions was not less than USD
2 bn.
In 2014,

the US

Supreme

Court rejected

the BMIS

Trustee’s

motion

for

leave to

appeal

decisions

dismissing

all claims
except

those

for

the

recovery

of

approximately

USD
125
m

of

payments

alleged

to

be

fraudulent

conveyances

and
preference payments.

In 2016,

the bankruptcy court

dismissed these

claims against

the UBS

entities. In

February 2019,
the

Court

of

Appeals

reversed

the

dismissal

of

the

BMIS

Trustee’s

remaining

claims,

and

the

US

Supreme

Court
subsequently

denied

a petition

seeking

review of

the Court

of Appeals’

decision.

The case

has been

remanded

to the
Bankruptcy

Court for further proceedings.
4. Puerto Rico
Declines since 2013

in the market

prices of Puerto

Rico municipal

bonds

and of closed-end

funds (funds)

that are sole-
managed and co-managed by UBS

Trust Company of

Puerto Rico and distributed by UBS Financial Services Incorporated of Puerto Rico (UBS

PR) led to multiple

regulatory inquiries, which

in 2014 and

2015, led to settlements

with the Office
of

the

Commissioner

of

Financial Institutions

for

the

Commonwealth

of

Puerto

Rico,

the

US Securities

and

Exchange
Commission (SEC) and

the Financial Industry Regulatory Authority.
Since then,

UBS

clients in

Puerto Rico

who own

the funds

or Puerto

Rico municipal

bonds

and/or who

used

their UBS
account

assets

as

collateral

for

UBS

non-purpose

loans

filed

customer

complaints

and

arbitration

demands

seeking
aggregate

damages

of

USD
3.42
bn,

of

which

USD
3.37
bn

have

been

resolved

through

settlements,

arbitration

or
withdrawal of claims. Allegations

include fraud, misrepresentation and

unsuitability of the funds and of the

loans.
A shareholder derivative action was filed in 2014 against

various UBS entities and current and certain former directors of the funds,

alleging hundreds of

millions of US

dollars in

losses in

the funds. In 2021,

the parties reached

an agreement
to settle this matter for USD 15
m, subject to court approval.

In 2011, a purported derivative action was filed on

behalf of the Employee Retirement System of

the Commonwealth of
Puerto Rico (System) against over

40 defendants, including UBS PR,

which was named in

connection with its underwriting
and

consulting

services.

Plaintiffs

alleged

that

defendants

violated

their

purported

fiduciary

duties

and

contractual
obligations in

connection with

the issuance

and underwriting

of USD
3
bn of

bonds by the

System in 2008

and sought
damages of over USD 800
m. In 2016, the

court granted the System’s request to

join the action as a plaintiff. In

2022, a
federal district

court enjoined

the plaintiffs

from proceeding

with the action

on the

grounds it

impermissibly conflicted
with Puerto Rico’s approved

Plan of Adjustment.
Beginning

in

2015,

certain agencies

and

public corporations

of

the

Commonwealth

of

Puerto

Rico

(Commonwealth)
defaulted on certain interest

payments on Puerto Rico

bonds. In 2016,

US federal legislation created

an oversight board
with power to oversee Puerto

Rico’s finances and to restructure

its debt. The oversight

board has imposed

a stay on the
exercise

of

certain

creditors’

rights.

In

2017,

the

oversight

board

placed

certain

of

the

bonds

into

a

bankruptcy-like
proceeding under the supervision

of a Federal District Judge.

In May 2019,

the oversight board

filed complaints in

Puerto Rico

federal district court

bringing claims against

financial,
legal and accounting firms that had participated in Puerto

Rico municipal bond offerings, including UBS, seeking a return of

underwriting

and

swap

fees

paid

in

connection

with

those

offerings.

UBS

estimates that

it received

approximately
USD 125 m in fees in the relevant offerings.
In

August

2019,

and

February and

November

2020,

four

US

insurance

companies

that

insured

issues

of

Puerto

Rico
municipal bonds

sued UBS

and several other

underwriters of

Puerto Rico

municipal

bonds

in three

separate cases.

The
actions collectively seek recovery

of an aggregate of USD
955
m in damages from the defendants.

The plaintiffs in these
cases claim that defendants failed to reasonably

investigate financial statements

in the offering materials for the insured
Puerto

Rico

bonds

issued

between

2002

and

2007,

which plaintiffs

argue

they

relied

upon

in

agreeing

to

insure

the
bonds notwithstanding

that they had no contractual relationship

with the underwriters. Defendants’

motions to dismiss
have been granted in all three

cases; those decisions are being

appealed by the plaintiffs.
Our balance sheet at 31 December 2022

reflected provisions with respect to matters described in

this item 4 in amounts
that UBS believes to be appropriate

under the applicable accounting

standard. As

in the case of other matters for which
we have

established

provisions, the

future outflow

of resources

in respect

of such

matters cannot

be determined

with
certainty based

on

currently available

information

and

accordingly may

ultimately prove

to be

substantially greater

(or
may be less) than the provisions

that we have recognized.
5. Foreign exchange, LIBOR

and benchmark rates, and other trading practices
Foreign

exchange-related

regulatory

matters:

Beginning

in

2013,

numerous

authorities

commenced

investigations
concerning

possible

manipulation

of

foreign

exchange

markets

and

precious

metals

prices.

As

a

result

of

these
investigations,

UBS

entered

into

resolutions

with

Swiss,

US

and

United

Kingdom

regulators

and

the

European
Commission.

UBS

was

granted

conditional

immunity by

the

Antitrust

Division

of

the

DOJ

and

by

authorities

in

other
jurisdictions

in connection

with potential

competition

law violations

relating

to foreign

exchange and

precious

metals
businesses.
Foreign exchange-related civil litigation:

Putative class actions have been filed

since 2013 in

US federal courts and in

other
jurisdictions

against

UBS

and

other

banks

on

behalf

of

putative

classes

of

persons

who

engaged

in

foreign

currency
transactions with any of the defendant banks. UBS has resolved US federal court class actions relating to

foreign currency
transactions

with the

defendant

banks and

persons

who transacted

in foreign

exchange futures

contracts and

options
on

such futures

under

a settlement

agreement

that

provides

for

UBS

to

pay

an aggregate

of

USD
141
m

and

provide
cooperation to

the settlement classes.

Certain class

members have

excluded themselves

from that settlement

and have
filed individual

actions

in US

and

English

courts against

UBS

and

other banks,

alleging

violations

of US

and

European
competition

laws and

unjust

enrichment. UBS

and

the other

banks have

reached

an agreement

in principle

to resolve
those individual matters.
In 2015,

a putative class action

was filed

in federal

court against UBS

and numerous

other banks

on behalf

of persons
and businesses

in the US

who directly purchased

foreign currency from

the defendants

and alleged

co-conspirators for
their own end use. In March 2017, the court granted UBS’s (and the other banks’) motions to dismiss the complaint. The
plaintiffs

filed

an

amended

complaint

in

August

2017.

In

March

2018,

the

court

denied

the

defendants’

motions

to
dismiss the amended complaint. In March

2022, the court denied

plaintiffs’ motion for class certification.
LIBOR

and

other

benchmark-related

regulatory

matters:

Numerous

government

agencies

conducted

investigations
regarding potential improper attempts by UBS, among others, to manipulate LIBOR and other benchmark rates at certain
times.

UBS

reached

settlements

or

otherwise

concluded

investigations

relating

to

benchmark

interest

rates

with

the
investigating

authorities.

UBS

was

granted

conditional

leniency

or

conditional

immunity

from

authorities

in

certain
jurisdictions, including

the Antitrust Division of

the DOJ and

the Swiss Competition Commission

(WEKO), in connection
with

potential

antitrust

or

competition

law

violations

related

to

certain

rates.

However,

UBS

has

not

reached

a

final
settlement with WEKO, as the Secretariat of

WEKO has asserted that UBS

does not qualify for full immunity.
LIBOR and

other benchmark-related

civil litigation:

A number

of putative class

actions and

other actions are

pending in
the federal

courts in

New York

against UBS

and numerous

other banks

on behalf

of parties

who

transacted in

certain
interest rate benchmark-based derivatives. Also pending in the

US and in

other jurisdictions are a number

of other actions
asserting losses

related to various

products whose

interest rates were

linked to

LIBOR and

other benchmarks, including
adjustable

rate

mortgages,

preferred

and

debt

securities,

bonds

pledged

as

collateral,

loans,

depository

accounts,
investments

and

other

interest-bearing

instruments.

The

complaints

allege

manipulation,

through

various

means,

of
certain benchmark interest

rates, including USD LIBOR, Euroyen TIBOR,

Yen LIBOR, EURIBOR, CHF LIBOR, GBP

LIBOR, SGD
SIBOR

and

SOR

and

Australian

BBSW,

and

seek

unspecified

compensatory

and

other

damages

under

varying

legal
theories.
USD LIBOR class and individual actions in the

US:
In 2013 and 2015,

the district court

in the USD LIBOR actions dismissed,
in whole

or in

part, certain

plaintiffs’ antitrust

claims, federal

racketeering

claims, CEA

claims, and

state common

law
claims,

and

again

dismissed

the

antitrust

claims

in

2016

following

an

appeal.

In

December 2021,

the

Second

Circuit
affirmed

the

district

court’s

dismissal

in

part

and

reversed

in

part

and

remanded

to

the

district

court

for

further
proceedings. The Second

Circuit, among other

things, held that

there was

personal jurisdiction

over UBS

and other foreign
defendants

based

on

allegations that

at least

one

alleged co

-conspirator

undertook

an overt

act in

the United

States.
Separately,

in 2018,

the Second

Circuit reversed

in part

the district

court’s

2015

decision dismissing

certain individual
plaintiffs’ claims

and certain

of these

actions are

now proceeding.

In 2018,

the district

court denied

plaintiffs’

motions
for class certification in the USD

class actions for claims pending

against UBS, and plaintiffs sought

permission to appeal
that ruling to the

Second Circuit. In July

2018, the Second Circuit

denied the petition

to appeal of the

class of USD lenders
and in November 2018 denied

the petition of the USD exchange class. In January 2019,

a putative class action was filed
in

the

District

Court

for

the

Southern

District

of

New

York

against

UBS

and

numerous

other

banks

on

behalf

of

US
residents who, since

1 February 2014, directly

transacted with

a defendant bank

in USD LIBOR instruments.

The complaint
asserts antitrust claims.

The defendants moved to

dismiss the complaint in

August 2019. In March

2020 the court

granted
defendants’

motion to

dismiss the

complaint

in its

entirety. Plaintiffs

have appealed

the dismissal.

In March

2022,

the
Second

Circuit dismissed

the appeal

because appellants,

who

had been

substituted in

to replace

the original

plaintiffs
who had withdrawn, lacked standing

to pursue the appeal.

In August 2020, an

individual action was filed

in the Northern
District of

California against

UBS

and

numerous

other banks

alleging that

the defendants

conspired

to fix the

interest
rate used

as

the

basis

for

loans

to

consumers by

jointly setting

the

USD LIBOR

rate

and

monopolized

the

market for
LIBOR-based

consumer

loans

and

credit

cards.

Defendants

moved

to

dismiss

the

complaint

in

September

2021.

In
September 2022, the court

granted defendants’ motion

to dismiss the complaint

in its entirety, while

allowing plaintiffs
the opportunity

to file an

amended

complaint. Plaintiffs

filed an

amended complaint

in October

2022,

and defendants
have moved to dismiss the amended

complaint in November 2022

.
Other benchmark class actions in the

US:

Yen

LIBOR

/

Euroyen

TIBOR

–
In 2014,

2015

and

2017,

the court

in

one

of

the

Yen

LIBOR

/

Euroyen

TIBOR

lawsuits
dismissed

certain

of

the

plaintiffs’

claims,

including

the

plaintiffs’

federal antitrust

and

racketeering

claims. In

August
2020,

the court granted

defendants’ motion

for judgment

on the pleadings

and dismissed the

lone remaining

claim in
the action as

impermissibly extraterritorial. In October

2022, the appeals court

affirmed the dismissal

on multiple grounds.
In 2017,

the court

dismissed the

other Yen

LIBOR

/ Euroyen

TIBOR action

in its

entirety

on

standing

grounds.

In April
2020, the

appeals court reversed

the dismissal and

in August

2020 plaintiffs in

that action filed

an amended

complaint
focused

on

Yen

LIBOR.

The

court

granted

in

part

and

denied

in

part

defendants’

motion

to

dismiss

the

amended
complaint in

September 2021.

In August

2022, the

court granted

UBS’s motion

for reconsideration

and dismissed

the
case against UBS.

CHF LIBOR

– In 2017, the court

dismissed the CHF LIBOR action on standing grounds

and failure to state

a claim. Plaintiffs
filed an amended complaint, and the court granted a

renewed motion to dismiss in September 2019. Plaintiffs appealed.
In September 2021, the Second Circuit granted

the parties’ joint motion to vacate the dismissal and remand the case for further proceedings. Plaintiffs filed a third amended complaint in November 2022 and defendants have moved to dismiss
the amended complaint in January 2023

.
EURIBOR

– In 2017, the court in the EURIBOR

lawsuit dismissed the case as to UBS and certain other foreign defendants
for lack of personal jurisdiction. Plaintiffs

have appealed.

SIBOR / SOR

– In October 2018, the court

in the SIBOR / SOR action

dismissed all but one of plaintiffs’

claims against UBS.
Plaintiffs

filed

an

amended

complaint,

and

the

court

granted

a

renewed

motion

to

dismiss

in

July

2019.

Plaintiffs
appealed.

In March

2021,

the Second

Circuit reversed

the dismissal.

Plaintiffs

filed

an amended

complaint in

October
2021, which defendants moved to dismiss in November 2021. In March 2022, plaintiffs reached a settlement in principle with the remaining defendants,

including UBS. The court granted

final approval of the settlement in November 2022.

BBSW

– In

November 2018,

the court

dismissed the

BBSW lawsuit

as to

UBS

and certain other

foreign

defendants for
lack of personal jurisdiction. Plaintiffs filed an amended complaint in April 2019, which UBS and other

defendants moved
to dismiss in

May 2019.

In February 2020,

the court granted

in part and

denied in part defendants’

motions to

dismiss
the

amended

complaint.

In

August

2020,

UBS

and

other

BBSW

defendants

joined

a

motion

for

judgment

on

the
pleadings, which

the court denied

in May

2021.

In February 2022,

plaintiffs reached

a settlement

in principle

with the
remaining defendants, including

UBS. The court granted final approval of

the settlement in

November 2022.
GBP LIBOR – The court dismissed the GBP

LIBOR action in August

2019. Plaintiffs have appealed.
Government bonds:

Putative class actions

have been

filed since 2015

in US

federal courts against

UBS and other

banks
on behalf

of persons

who participated

in markets

for US

Treasury securities

since 2007.

A consolidated

complaint was
filed in 2017 in the US District Court for the Southern

District of New York alleging that the banks

colluded with respect
to, and

manipulated

prices of,

US Treasury

securities sold

at auction

and in

the secondary

market and

asserting claims
under

the

antitrust laws

and

for unjust

enrichment. Defendants’

motions

to dismiss

the

consolidated

complaint

were
granted

in

March

2021.

Plaintiffs filed

an

amended

complaint,

which

defendants

moved

to

dismiss

in

June

2021.

In
March

2022,

the

court granted

defendants’

motion

to

dismiss

that

complaint.

Plaintiffs

have

appealed

the

dismissal.
Similar class actions have been

filed concerning European government

bonds and other government bonds.
In May 2021, the European Commission

issued a decision finding that UBS

and six other

banks breached European Union
antitrust rules in 2007–2011

relating to European government

bonds. The European

Commission fined UBS EUR
172 m.
UBS is appealing the

amount of the fine.
With respect

to additional

matters and

jurisdictions not

encompassed by

the settlements and

orders referred

to above,
our balance

sheet at

31 December

2022

reflected a provision

in an

amount that

UBS believes

to be

appropriate under
the applicable accounting standard.

As in the case of other matters for which we have

established provisions, the

future
outflow

of

resources

in

respect

of

such

matters

cannot

be

determined

with

certainty

based

on

currently

available
information and accordingly may

ultimately prove to be

substantially greater (or may

be less) than the provision

that we
have recognized.
6. Swiss retrocessions
The Federal Supreme Court

of Switzerland ruled in

2012, in

a test case against UBS, that distribution

fees paid to a firm
for distributing third-party and intra-group investment funds and structured products must be disclosed and surrendered
to clients who have entered

into a discretionary

mandate agreement with

the firm, absent

a valid waiver.

FINMA issued
a supervisory note

to all Swiss

banks in response

to the Supreme

Court decision. UBS

has met the

FINMA requirements
and has notified all potentially affected

clients.
The Supreme Court decision

has resulted, and continues to result, in a number of

client requests for UBS to disclose and
potentially

surrender

retrocessions.

Client

requests

are

assessed

on

a

case-by-case

basis.

Considerations

taken

into
account when assessing

these cases include, among other things, the

existence of a discretionary mandate and whether
or not the client documentation

contained a valid waiver with respect

to distribution fees.
Our

balance

sheet

at

31 December

2022

reflected a

provision

with

respect

to

matters

described

in

this

item

6

in

an
amount that UBS believes

to be appropriate under the

applicable accounting standard. The

ultimate exposure will depend
on client requests and the resolution thereof, factors

that are difficult to predict

and assess. Hence, as in the case of other
matters for which

we have established

provisions, the

future outflow of

resources in respect

of such

matters cannot be
determined

with

certainty

based

on

currently

available

information

and

accordingly

may

ultimately

prove

to

be
substantially greater (or may be less) than

the provision that we have recognized.
7. Communications recordkeeping
The SEC

and CFTC

conducted investigations

of UBS

and other

financial institutions

regarding

compliance with

records
preservation

requirements

relating

to

business

communications

sent

over

unapproved

electronic

messaging

channels.
UBS

cooperated

with

the

investigations,

and,

in

September

2022,

UBS

agreed

to

pay

civil

monetary

penalties

of
USD 125 m to the SEC and USD 75 m to the CFTC to resolve these matters.